Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Impairment Charges [Abstract]
Flight equipment held for operating leases (Note 5)	$ 54,331	$ 78,335	$ 16,322
Flight equipment held for sale	6,955	3,272	0
Other assets	0	0	13
Asset impairment	$ 61,286	$ 81,607	$ 16,335